Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets and liabilities by categories
	At December 31, 2020			At December 31, 2019
	Amortized Cost	FVTPL	Total	Amortized Cost	FVTPL	Total
Cash	$15,361	$-	$15,361	$660	$-	$660
Marketable securities	-	2,675	2,675	-	346	346
Deposits	243	-	243	218	-	218
Total financial assets	15,604	2,675	18,279	878	346	1,224
Accounts payable and accrued liabilities	3,280	-	3,280	1,067	-	1,067
Bridge loan	-	-	-	2,931	-	2,931
Total financial liabilities	$3,280	$-	$3,280	$3,998	$-	$3,998

Disclosure of financial instruments measured at fair value on a recurring basis
At December 31	2020		2019
	Level 1	Level 2(1)	Level 1	Level 2
Cash	$15,361	$-	$660	$-
Marketable securities	2,165	510	346	-

(1) Marketable securities included in level 2 include warrants that are valued using an option pricing model which utilizes a combination of quoted prices and market-derived inputs, including volatility estimates.

Disclosure of contractual obligations
	Within 1 year	2 to 3 years	Over 3 years	At December 31 2020
Accounts payable and accrued liabilities	$3,280	$-	$-	$3,280
Québec flow-through expenditure requirements	-	18,079	-	18,079
Undiscounted lease payments	179	358	225	762
Total	$3,459	$18,437	$225	$22,121

Disclosure of currency exposure
At December 31	2020	2019
Financial assets denominated in foreign currencies	$399	$55
Financial liabilities denominated in foreign currencies	(41)	(80)
	$(358)	$(25)